Shareholders’ Deficit (Details) - $ / shares				12 Months Ended
		Dec. 18, 2025	Sep. 18, 2025	Nov. 30, 2025		Aug. 31, 2026		Nov. 30, 2024
Shareholders’ Deficit [Line Items]
Preferred shares, authorized				1,000,000		1,000,000
Preferred shares, par value per share				$ 0.0001		$ 0.0001
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, authorized	[1],[2]			50,000,000		50,000,000
Ordinary shares, par value	[1],[2]			$ 0.0001		$ 0.0001
Ordinary shares, issued				5,750,000	[1],[2]	6,320,000	[1],[2]	5,750,000
Ordinary shares, outstanding				5,750,000	[1],[2]	6,320,000	[1],[2]	5,750,000
Ordinary shares subject to possible redemption, shares authorized				0		23,000,000
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Number of shares in a unit		1
Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued			750,000
Forfeited shares			750,000	750,000
Private Placement Right [Member]
Shareholders’ Deficit [Line Items]
Number of shares in a unit		1
Ordinary Shares
Shareholders’ Deficit [Line Items]
Forfeited shares		750,000	750,000
Number of shares in a unit		1
Ordinary Shares | Business Combination [Member]
Shareholders’ Deficit [Line Items]
Number of shares in a unit		1
Ordinary Shares | Over-Allotment Option [Member]
Shareholders’ Deficit [Line Items]
Forfeited shares			750,000	750,000

[1]	On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (Note 6).
[2]	On May 8, 2025, through a share recapitalization, the Company surrendered 6,571,429 ordinary shares, as a result of which the Sponsor has purchased and holds an aggregate of 5,750,000 ordinary shares. All share and per-share data have been retrospectively presented.